UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21241

RMR REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
Thomas M. O’Brien, President	1666 K Street, NW
RMR Real Estate Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Thomas J. Reyes, Esq.
State Street Bank and Trust Company
One Federal Street, 9th Floor
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Company	American Capital Strategies, LTD.
Ticker:	ACAS	Cusip:	024937104
Meeting Date:	5/11/2006	Record Date:	3/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Philip R. Harper, (2) Kenneth D. Peterson,
(3) Malon Wilkus.
2.00	Approval of American Capital Strategies,	For	For	Management
LTD’s 2006 stock option plan.
3.00	Approval of American Capital Strategies,	For	For	Management
LTD’s incentive bonus plan, including the
plan’s investment in American Capital
Strategies, LTD. Common stock.
4.00	Ratification of appointment of Ernst & Young	For	For	Management
LLP as auditors of American Capital
Strategies, LTD. for the year ending
December 31, 2006.

Company	American Mortgage Acceptance Company
Ticker:	AMC	Cusip:	027568104
Meeting Date:	6/14/2006	Record Date:	4/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Jeff T. Blau, (2) Alan P. Hirmes, (3) Scott
M. Mannes, (4) Stanley R. Perla, (5) Richard
M. Rosan

Company	AMLI Residential Properties Trust
Ticker:	AML	Cusip:	001735109
Meeting Date:	2/2/2006	Record Date:	12/16/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Approval of the merger of AMLI Residential	For	For	Management
Properties Trust with and into PPF AMLI
Acquisition LLC pursuant to the agreement
and plan of merger, dated as of October 23,
2005, by and among Prime Property Fund,
LLC, PPF AMLI Acquisition LLC, PPF AMLI
Acquisition Partners, L.P., AMLI Residential
Properties Trust and AMLI Residential Properties L.P.

Company	Apartment Investment and Management Co.
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	5/10/2006	Record Date:	3/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees:	For	For	Management
(1) Terry Considine, (2) James N. Bailey, (3)
Richard S. Ellwood, (4) J. Landis Martin, (5)
Thomas L. Rhodes, (6) Michael A. Stein.
2.00	To ratify the selection of Ernst & Young LLP to	For	For	Management
serve as the independent registered public
accounting firm for AIMCO for the fiscal year
ending December 31, 2006.
3.00	To approve the sale of high performance units.	For	Against	Management

Company	Arden Realty, Inc.
Ticker:	ARI	Cusip:	039793104
Meeting Date:	4/28/2006	Record Date:	2/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Approval of the agreement and plan of	For	For	Management
merger, dated as of December 21, 2005, by
and among Arden Realty, Inc. Arden Realty
LP, General Electric Corp., Trizec Properties,
Inc., Trizec Holdings Operating LLC Atlas
Partnership Merger Sub, Inc., all as more fully
described in the proxy statement.
2.00	Approval of any adjournments or	For	For	Management
postponements of the special meeting for the
purpose of soliciting additional proxies.

Company	Associated Estates Realty Corp.
Ticker:	AEC	Cusip:	045604105
Meeting Date:	5/3/2006	Record Date:	3/15/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Albert T. Adams, (2) James M. Delaney,
(3) Jeffrey I. Friedman, (4) Michael E.
Gibbons, (5) Mark L. Milstein, (6) James A.
Schoff, (7) Richard T. Schwarz.
2.00	To approve an amendment to the company’s	For	For	Management
code of regulations to allow the company to
notify shareholders of record of shareholder
meetings by electronic or other means of
communication authorized by the shareholder.
3.00	To approve an amendment to the company’s	For	For	Management
code of regulations to allow shareholders and
others entitled to vote at shareholders
meetings to appoint proxies by verifiable non-
written communications.
4.00	To ratify the selection of the	For	For	Management
Pricewaterhousecoopers LLP as the company’s
independent accountant for the company’s
fiscal year ending December 31, 2006.

Company	Bedford Property Investors, Inc.
Ticker:	BED	Cusip:	076446301
Meeting Date:	5/3/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Approval of the agreement and plan of	For	For	Management
merger, dated as of Feb. 10, 2006, by and
among Bedford Property Investors, Inc., LBA
Realty Fund II - WBP LLC and LBA Realty
Fund II - WBP I LLC, and approval of the
merger of LBA Realty Fund II - WBP I LLC
with and into Bedford Property Investors,
Inc. pursuant to the merger agreement.
2.00	Adjournment of the special meeting, if	For	For	Management
necessary, to permit further solicitations of the
proxies if there are not sufficient votes at the
time of the special meeting to approve the
merger and the merger agreement.

Company	BNP Residential Properties, Inc.
Ticker:	BNP	Cusip:	05564T103
Meeting Date:	5/18/2006	Record Date:	4/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) W. Michael Gilley, (2) Peter J. Weidhorn.
2.00	Other Business: In their discretion, the proxies	For	For	Management
are authorized to vote upon such other
business as may properly come before the
meeting or any adjournments.

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	12/21/2005	Record Date:	11/15/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Approval of the issue of Brandywine common	For	For	Management
shares under and as conteplated by the
Agreement and plan of merger dated as of
October 3, 2005, by and among Brandywine
Realty Trust, Brandywine Operating
Partnership, L.P., Brandywine Cognac I, LLC,
Brandywine Cognac II, LLC, Prentiss
Properties Trust and Prentiss Acquisition
Partners, L.P.

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	5/2/2006	Record Date:	3/23/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Election of the following nominees: (1) Walter	For	For	Management
D’Alessio, (2) D. Pike Aloian, (3) Thomas F.
August, (4) Donald E. Axinn, (5) Wyche
Fowler, (6) Michael J. Joyce, (7) Anthony A.
Nichols Sr., (8) Michael V. Prentiss, (9)
Charles P. Pizzi, (10) Gerard H. Sweeney.
2.00	Ratification of the audit committee’s	For	For	Management
appointment of Pricewaterhousecoopers, LLP
as independent registered public accounting
firm.

Company	Cogdell Spencer Inc.
Ticker:	CSA	Cusip:	19238U107
Meeting Date:	5/4/2006	Record Date:	3/22/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) James W. Cogdell, (2) Richard B.
Jennings, (3) Richard C. Neugent, (4) Frank
C. Spencer, (5) Christopher E. Lee, (6)
Randolph D. Smoak, MD, (7) John R.
2.00	Ratification of the appointment of Deloitte &	For	For	Management
Touche LLP as the company’s independent
registered public accounting firm.

Company	Colonial Properties Trust
Ticker:	CLP	Cusip:	195872106
Meeting Date:	4/26/2006	Record Date:	3/8/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following	For	For	Management
nominees: (1) Carl F. Bailey (2) M. Miller
Gorrie (3) William M. Johnson (4) Glade M.
Knight (5) James K. Lowder (6) Thomas H.
Lowder (7) Herbert A. Meisler (8) Claude B.
Nielson (9) Harold W. Ripps (10) Donald T.
Senterfitt (11) John W. Spiegel
2.00	To ratify the appointment of	For	For	Management
PricewaterhouseCoopers LLP. As independent
auditors for the fiscal year ending December
31,2006.

Company	Commercial Net Lease Realty, Inc.
Ticker:	NNN	Cusip:	202218103
Meeting Date:	5/11/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the election of the	For	For	Management
following nominees (1) G.N. Beckwith III (2)
Kevin B. HaBicht (3) Clifford R. Hinkle (4)
Richard B. Jennings (5) Ted B. Lanier (6)
Robert C. Legler (7) Craig Macnab (8) Robert
Martinez.
2.00	To transact such other business as may	For	For	Management
properly come before the meeting or any
adjournment thereof.

Company	Cousins Properties Inc.
Ticker:	CUZ	Cusip:	222795106
Meeting Date:	5/9/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Thomas D. Bell, Jr., (2) Erskine B.
Bowles, (3) Richard W. Courts, II, (4) Thomas
G. Cousins, (5) Lillian C. Giornelli, (6) S.
Taylor Glover, (7) James H. Hance, Jr., (8)
William B. Harrison, Jr., (9) Boone A. Knox,
(10) William Porter Payne.
2.00	Proposal to amend the 1999 incentive stock	For	For	Management
plan to increase the number of shares
available under the plan by 870,000.
3.00	Proposal to ratify the appointment of Deloitte	For	For	Management
& Touche LLP as the company’s independent
registered public accountants for the fiscal
year ending December 31, 2006.

Company	Crescent Real Estate Equities Company
Ticker:	CEI	Cusip:	225756105
Meeting Date:	5/8/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Richard E. Rainwater, (2) Anthony M.
Frank, (3) William F. Quinn.
2.00	To approve the appointment of Ernst & Young	For	For	Management
LLP as the independent auditors of the
company for the fiscal year ending December 31, 2006.

Company	Diamondrock Hospitality Co.
Ticker:	DRH	Cusip:	252784301
Meeting Date:	4/27/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following	For	For	Management
nominees (1) William W. McCarten (2) Daniel
J. Altobello (3) Robert Grafton (4) Maureen L.
Mcavey (5) Gilbert T. Ray (6) John L. Williams
2.00	To ratify the selection of KPMG LLP as the	For	For	Management
independent auditors for Diamondrock
Hospitality Company for the fiscal year
ending December 31, 2006.

Company	Eagle Hospitality Properties Inc.
Ticker:	EHP	Cusip:	26959T102
Meeting Date:	5/3/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) William P Butler (2) J. William Blackham
(3) Robert J Kohlhepp (4) Frank C. McDowell
(5) Louis D. George (6) Thomas R. Engel (7)
Thomas E. Costello (8) Thomas E. Banta (9)
Paul S. Fisher.
2.00	To approve the ratification of the appointment	For	For	Management
of Ernst & Young LLP as independent auditors
dor the 2006 fiscal year.

Company	EastGroup Properties, Inc.
Ticker:	EGP	Cusip:	277276101
Meeting Date:	5/31/2006	Record Date:	4/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) D. Pike Aloian, (2) H. C. Bailey, Jr., (3)
Hayden C. Eaves, III, (4) Fredric H. Gould,
(5) David H. Hoster II, (6) Mary E.
McCormick, (7) David M. Osnos, (8) Leland R. Speed.

Company	Equity Office Properties Trust
Ticker:	EOP	Cusip:	294741103
Meeting Date:	5/24/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Marilyn A. Alexander, (2) Thomas E.
Dobrowski, (3) William M. Goodyear, (4)
James D. Harper, Jr., (5) Richard D. Kincaid,
(6) Sheli Z. Rosenberg, (7) Stephen I.
Sadove, (8) Sally Susman, (9) J.H.W.R. Van
Der Vlist, (10) Samuel Zell.
2.00	Ratification of the audit committee’s	For	For	Management
appointment of Ernst & Young LLP as
independent auditors.

Company	Extra Space Storage Inc.
Ticker:	EXR	Cusip:	30225T102
Meeting Date:	5/24/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Kenneth M. Woolley, (2) Anthony
Fanticola, (3) Hugh W. Horne, (4) Spencer F.
Kirk, (5) Joseph D. Margolis, (6) Roger B.
Porter, (7) K. Fred Skousen.
2.00	Ratification of the appointment of Ernst &	For	For	Management
Young LLP as the company’s independent
registered public accounting firm.

Company	Feldman Mall Properties, Inc.
Ticker:	FMP	Cusip:	314308107
Meeting Date:	5/31/2006	Record Date:	4/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Lawrence Feldman, (2) James C. Bourg,
(3) Lawrence S. Kaplan, (4) Bruce E. Moore,
(5) Paul H. McDowell.
2.00	Proposal to approve the appointment of	For	For	Management
KPMG LLP as the company’s independent
registered public accounting firm for the fiscal
year 2006.

Company	First Industrial Realty Trust, Inc.
Ticker:	FR	Cusip:	32054K103
Meeting Date:	5/17/2006	Record Date:	3/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) James F. Millar*, (2) John Rau **, (3)
Robert J. Slater **, (4) W. Ed Tyler **.

*Term, if elected, expires in 2007; ** Term, if
elected, expires in 2009;
2.00	Approval of amendment No.1 to the 2001	For	For	Management
stock incentive plan.
3.00	Ratification of the appointment of	For	For	Management
PricewaterhouseCoopers LLP as the company’s
Independent registered public accounting firm.

Company	Getty Realty Corp.
Ticker:	GTY	Cusip:	374297109
Meeting Date:	5/16/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Election of the following nominees: (1) M.	For	For	Management
Cooper, (2) P. Coviello, (3) L. Liebowitz, (4)
H. Safenowitz, (5) W. Wintrub.
2.00	The ratification of the appointment of the	For	For	Management
Pricewaterhousecoopers LLP as independent
registered public accounting firm for the
company for the fiscal year ended December
31, 2006.
3.00	In their discretion, the proxies are authorized	For	For	Management
to vote upon such other business as may
properly come before the meeting or any
adjournment or postponement thereof.

Company	Glenborough Realty Trust
Ticker:	GLB	Cusip:	37803P105
Meeting Date:	5/4/2006	Record Date:	2/28/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees:	For	For	Management
(1) Robert Batinovich, (2) Patrick Foley, (3)
Keith Locker.
2.00	To ratify the appointment of	For	For	Management
Pricewaterhousecoopers LLP as independent
registered public accounting firm of the
company.

Company	Glimcher Realty Trust
Ticker:	GRT	Cusip:	379302102
Meeting Date:	5/5/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Election of the following nominees: (1)	For	For	Management
Herbert Glimcher, (2) Howard Gross.
2.00	Ratification of the appointment of BDO	For	For	Management
Seidman, LLP as the company’s independent
registered public accounting firm for the fiscal
year ending December 31, 2006.

Company	Health Care Property Investors, Inc.
Ticker:	HCP	Cusip:	421915109
Meeting Date:	5/11/2006	Record Date:	3/23/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Mary A. Cirillo-Goldberg, (2) Robert R.
Fanning, Jr., (3) James F. Flaherty III, (4)
David B. Henry, (5) Michael D. Mckee, (6)
Harold M. Messmer, Jr., (7) Peter L. Rhein,
(8) Kenneth B. Roath, (9) Richard M.
Rosenberg, (10) Joseph P. Sullivan.
2.00	To approve the company’s 2006 performance	For	For	Management
incentive plan.
3.00	To ratify the selection of Ernst & Young LLP	For	For	Management
as the company’s independent auditors for the
fiscal year ending December 31, 2006.
4.00	At their discretion, the proxies are authorized	For	For	Management
to consider and vote upon such other business
as may properly come before the meeting or
any adjournment thereof.

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/4/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees:	For	For	Management
(1) Pier C. Borra, (2) George L. Chapman, (3)
Sharon M. Oster.
2.00	Ratification of the appointment of Ernst &	For	For	Management
Young LLP as independent registered public
accounting firm for the fiscal year 2006.

Company	Healthcare Realty Trust Inc.
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/9/2006	Record Date:	3/9/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following	For	For	Management
nominees (1) David R. Emery (2) Batey M.
Gresham, Jr. (3) Dan S. Wilford (4) C.R.
Fernandez (5) Errol L. Biggs, PhD (6) Bruce D.
Sullivan.
2.00	Proposal to ratify the appointment of BDO	For	For	Management
Siedman, LLP as the company’s independent
auditors.

Company	Heritage Property Investment Trust
Ticker:	HTG	Cusip:	42725M107
Meeting Date:	5/12/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Kenneth K. Quigley, Jr., (2) William M.
Vaughn III, (3) Ritchie E. Reardon, (4) Robert
J. Watson.

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825104
Meeting Date:	5/25/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Donald J. Landry, (2) Thomas S. Capello,
(3) Jay H. Shah.
2.00	Ratification of KPMG LLP as the company’s	For	For	Management
independent registered public accounting firm.

Company	Highland Hospitality Corp.
Ticker:	HIH	Cusip:	430141101
Meeting Date:	5/23/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Bruce D. Wardinski, (2) James L. Francis,
(3) John M. Elwood, (4) W. Reeder Glass, (5)
John W. Hill, (6) Thomas A. Natelli, (7)
Margaret A. Sheehan, (8) William L. Wilson.
2.00	Ratification of the appointment of KPMG LLP.	For	For	Management
3.00	Amendment and restatement of 2003	For	For	Management
omnibus stock incentive plan.

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284108
Meeting Date:	8/3/2006	Record Date:	6/1/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Thomas W. Adler, (2) Gene H. Anderson,
(3) Kay N. Callison, (4) Sherry A. Kellett, (5)
L. Glenn Orr, Jr., (6) O. Temple Sloan, Jr.
2.00	Ratification of the appointment of Deloitte &	For	For	Management
Touche LLP as independent registered public
accounting firm for the fiscal year ending
December 31, 2006.

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306103
Meeting Date:	5/4/2006	Record Date:	3/8/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees:	For	For	Management
(1) William Balderston, III, (2) Josh E. Fidler,
(3) Alan L. Gosule, (4) Leonard F. Helbig, III,
(5) Roger W. Kober, (6) Norman P. Leenhouts,
(7) Nelson B. Leenhouts, (8) Edward J.
Pettinella, (9) Clifford W. Smith, Jr., (10) Paul
L. Smith, (11) Thomas S. Summer, (12) Amy
L. Tait.
2.00	To ratify the appointment of	For	For	Management
Pricewaterhousecoopers LLP as independent
registered public accounting firm for 2006.

Company	Iowa Telecommunications Services,
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/15/2006	Record Date:	4/25/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Norman C. Frost**, (2) Brian G. Hart*,
(3) Kevin R. Hranicka**, (4) Craig A.
Lang***, (5) Kendrik E. Packer**.

*Class I expires in 2008; **Class II expires in 2009;
***Class III expires in 2007.
2.00	Approval and ratification of the appointment	For	For	Management
of Deloitte & Touche LLP as our independent
registered public accounting firm for the year
ending December 31, 2006.

Company	Lexington Corporate Properties Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/23/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) E. Robert Roskind, (2) Richard J. Rouse,
(3) T. Wilson Eglin, (4) Geoffrey Dohrmann,
(5) Carl D. Glickman, (6) James Grosfeld, (7)
Kevin W. Lynch, (8) Stanley R. Perla, (9)
Seth M. Zachary.
2.00	To ratify the appointment of KPMG LLP as	For	For	Management
the company’s independent registered public
accounting firm for the year ending December
31, 2006.
3.00	To transact such other business as may	For	For	Management
properly come before the 2006 annual
meeting, including any adjournment or
postponement thereof.

Company	Liberty Property Trust
Ticker:	LRY	Cusip:	531172104
Meeting Date:	5/18/2006	Record Date:	3/14/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) William P. Hankowsky, (2) David L.
Lingerfelt, (3) Jose A. Mejia, (4) John A. Miller.
2.00	Approval of the proposal to ratify the	For	For	Management
selection of Ernst & Young LLP as the trust’s
independent registered public accounting firm
for 2006.
3.00	Approval of the proposal to amend the trust’s	For	For	Management
amended and restated share incentive plan,
including an amendment to increase the
number of shares available for awards
thereunder by 1,400,000 shares to 12,826,256
shares.

Company	Maguire Properties Inc.
Ticker:	MPG	Cusip:	559775101
Meeting Date:	6/6/2006	Record Date:	4/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Robert F. Maguire III, (2) Lawrence S.
Kaplan, (3) Caroline S. McBride, (4) Andrea L.
Van De Kamp, (5) Walter L. Weisman, (6)
Lewis N. Wolff.
2.00	Ratification of the selection of KPMG LLP as	For	For	Management
the company’s independent registered public
accounting firm for the year ended December
31, 2006.

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J304
Meeting Date:	5/18/2006	Record Date:	4/12/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Edward K. Aldag, Jr., (2) Virginia A.
Clarke, (3) G. Steven Dawson, (4) Bryan L.
Goolsby, (5) R. Steven Hamner, (6) Robert E.
Holmes, Ph.D., (7) William G. McKenzie, (8)
L. Glenn Orr, Jr.
2.00	To ratify the appointment of KPMG LLP as	For	For	Management
independent registered public accounting firm
for the fiscal year ending December 31, 2006.

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	4/21/2006	Record Date:	3/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees	For	For	Management
(1) William K. Doyle (2) Robert D. Paulson (3)
Keith P. Russell.
2.00	Ratification of the appointment of Ernst &	For	For	Management
Young LLP as the company’s independent
accountants for the calendar year ending
December 31, 2006.

Company	New Plan Excel Realty Trust, Inc.
Ticker:	NXL	Cusip:	648053106
Meeting Date:	5/16/2006	Record Date:	3/6/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Irwin Engelman, (2) H. Carl McCall, (3)
Melvin Newman, (4) Glenn J. Rufrano.

Company	Newkirk Realty Trust, Inc.
Ticker:	NKT	Cusip:	651497109
Meeting Date:	5/17/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Michael L. Ashner, (2) Peter Braverman,
(3) Clifford Broser, (4) Harold First, (5) Richard
Frary, (6) Lara Johnson, (7) Isidore Mayrock,
(8) Lewis Meltzer, (9) Laura Pomerantz, (10)
Miles Stuchin, (11) Steven Zalkind.
2.00	Approval of the appointment of auditors as	For	For	Management
set forth in the accompanying proxy .

Company	OMEGA Healthcare Investors, Inc.
Ticker:	OHI	Cusip:	681936100
Meeting Date:	5/25/2006	Record Date:	4/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Bernard J. Korman, (2) Thomas F. Franke.
2.00	Ratification of independent auditors Ernst &	For	For	Management
Young LLP.

Company	Panamsat Holding Corp.
Ticker:	PA	Cusip:	69831Y105
Meeting Date:	10/26/2005	Record Date:	10/5/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A proposal to approve and adopt the merger	For	For	Management
agreement dated as of August 28, 2005 by
and among Panamsat Holding Corporation,
Intelsat (Bermuda) Ltd. and Proton Acquisition
Corp.

Company	Realty Income Corporation
Ticker:	O	Cusip:	756109104
Meeting Date:	5/16/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Kathleen R. Allen, (2) Donald R.
Cameron, (3) William E. Clark, Jr., (4) Roger
P. Kuppinger, (5) Thomas A. Lewis, (6)
Michael D. McKee, (7) Ronald L. Merriman,
(8) Willard H. Smith Jr.

Company	Seaspan Corporation
Ticker:	SSW	Cusip:	Y75638109
Meeting Date:	4/17/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following	For	For	Mnagement
nominees (1) Kyle Washington (2) David Korbin.
2.00	Ratification of the appointment of KPMG, LLP,	For	For	Management
Chartered Accountants, as Seaspan
Corporation’s independent auditors for fiscal
2006.

Company	Sovran Self Storage, Inc.
Ticker:	SSS	Cusip:	84610H108
Meeting Date:	5/18/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Robert J. Attea, (2) Kenneth F. Myszka,
(3) John E. Burns, (4) Michael A. Elia, (5)
Anthony P. Gammie, (6) Charles E. Lannon.
2.00	Ratification of the appointment of Ernst &	For	For	Management
Young LLP as independent auditors for fiscal
year 2006.

Company	Spirit Finance Corp.
Ticker:	SFC	Cusip:	848568309
Meeting Date:	5/19/2006	Record Date:	3/7/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees:	For	For	Management
(1) Morton H. Fleischer, (2) Christopher H.
Volk, (3) Willie R. Barnes, (4) Linda J.
Blessing, (5) Dennis E. Mitchem, (6) Paul F.
Oreffice, (7) James R. Parish, (8) Kenneth B.
Roath, (9) Casey J. Sylla, (10) Shelby Yastrow.
2.00	To ratify the appointment of Ernst & Young	For	For	Management
LLP as the company’s independent registered
public accounting firm for the fiscal year
ending December 31, 2006.

Company	Sun Communities, Inc.
Ticker:	SUI	Cusip:	866674104
Meeting Date:	5/25/2006	Record Date:	4/12/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Ted J. Simon, (2) Paul D. Lapides.

Company	The Macerich Company
Ticker:	MAC	Cusip:	554382101
Meeting Date:	6/1/2006	Record Date:	3/14/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Arthur M. Coppola, (2) James S. Cownie,
(3) Mace Siegel.
2.00	Ratification of the appointment of Deloitte &	For	For	Management
Touche LLP as the company’s independent
accountants for the year ending December 31,
2006.
3.00	Stockholder proposal regarding executive	Against	Against	Management
compensation.

Company	Trustreet Properties, Inc.
Ticker:	TSY	Cusip:	898404108
Meeting Date:	6/22/2006	Record Date:	4/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Robert A. Bourne, (2) G. Steven
Dawson, (3) G. Richard Hostetter, (4) Richard
C. Huseman, (5) James H. Kropp, (6) J.
Joseph Kruse, (7) Curtis B. McWilliams, (8)
James M. Seneff, Jr.
2.00	The appointment of Pricewaterhousecoopers	For	For	Management
LLP as the company’s independent registered
certified public accounting firm for the fiscal
year ending December 31, 2006.

Company	U-Store-It Trust
Ticker:	YSI	Cusip:	91274F104
Meeting Date:	5/25/2006	Record Date:	4/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Robert J. Amsdell, (2) Barry L. Amsdell,
(3) Thomas A. Commes, (4) J.C. (Jack)
Dannemiller, (5) W.M. Diefenderfer III, (6)
Harold S. Haller, (7) David J. Larue, (8) Dean
Jernigan.

Company	Washington Real Estate Investment Trust
Ticker:	WRE	Cusip:	939653101
Meeting Date:	5/26/2006	Record Date:	3/16/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Mr. John M. Derrick Jr., (2) Mr. Charles
T. Nason.
2.00	Declaration of trust amendment increasing the	For	For	Management
maximum number of trustees that may be
elected to the board of eleven trustees.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Real Estate Fund

/s/Thomas M. O’Brien	/s/Mark L. Kleifges
Thomas M. O’Brien	Mark L. Kleifges
President	Treasurer

Date: July 25, 2006